                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 801-10067
                                  ---------------------------------------------

                          Eaton Vance Variable Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO OF GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2003

[GRAPHIC IMAGE]

EATON VANCE
VT
WORLDWIDE
HEALTH
SCIENCES
FUND

[GRAPHIC IMAGE]

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ADMINISTRATOR OF EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
ORBIMED ADVISORS LLC
767 3rd Avenue
New York, NY 10017


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                          BOSTONMANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies,
                              call: 1-800-262-1122

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

                                                                         VTHSSRC

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2003

INVESTMENT UPDATE

[PHOTO OF SAMUEL D. ISALY]

Samuel D. Isaly
Portfolio Manger

  Investment Environment

- Drug stocks and biotechnology stocks mounted a strong recovery in the six months ended June 30, 2003. The group received a boost from an improvement in earnings, reports of progress in late-stage clinical trials, a host of new FDA product approvals and the anticipation of some major product launches in 2003. However, the ongoing debate and legislative initiatives over prescription drug coverage remained a source of uncertainty for the drug companies.

- Merger activity has remained a factor in the pharmaceutical and biotech sectors. Patent expiration is a continuing challenge, with around 150 drugs with annual sales of approximately $50 billion set to expire within five years. The loss of patents and the need to generate stronger development pipelines have helped fuel industry consolidation, thereby combining research capabilities and resulting in cost efficiencies.

- Biotechnology has become an increasing focus for venture capital (VC), with 22% of VC investment in 2002 directed at biotech and life sciences companies. The ongoing threat of biological attacks, as well as the SARS episode and other global health crises, have generated an increased sense of urgency and increased the amount of public and private funding for detection and prevention of these bio-threats.

  The Fund

  The Past Six Months

- During the six months ended June 30, 2003, the Fund's shares had a total return of 20.64%.(1) This return was the result of an increase in net asset value to $9.82 on June 30, 2003, from $8.14 on December 31, 2002.

- The Fund outperformed its peer group, the Lipper Health/Biotechnology Fund Classification, which had an average return of 19.60% for the six months ended June 30, 2003.(2) The Fund's performance also outpaced that of its benchmark indices, the S&P 500 Index, which had a return of 11.75% for the same period, and the Morgan Stanley Capital International Europe, Australasia and Far East Index, which had a return of 9.47% for the period.(2)

  Management Discussion

- The Fund's largest sector weighting at June 30 was in major-capitalization North American companies. The Fund's largest holdings have continued to generate positive revenue growth. In addition, in a year that has featured a record number of FDA approvals, these companies have received a series of key product approvals, including some very promising treatment for a variety of cancers.

- Among its European major-capitalization holdings, the Fund had significant investments in some of Europe's largest biotechnology companies. These companies have posted strong earnings growth on the strength of record sales for drugs in areas such as multiple sclerosis, reproductive health therapies and growth hormones. In addition, these companies could benefit from marketing agreements with some of the largest U.S. drug companies.

- The Fund also maintained investments in smaller, specialty-capitalization companies with a more narrow research focus. A large Swiss-based company has pioneered innovative science to produce a treatment for pulmonary arterial hypertension. A Japanese holding has used recombinant technology to develop a monoclonal antibody product that shows promise in treating rheumatoid arthritis.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ORBIMED ADVISORS LLC DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION AS OF JUNE 30, 2003

Performance(1)
-----------------------------------------------
Average Annual Total Returns at Net Asset Value
One Year                                 14.05%
Life of Fund+                            -0.84%

+Inception Date - 5/2/01

(1) These returns do not include insurance-related charges. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

(2) It is not possible to invest in a Lipper Classification or an Index.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.60%

                                                                        PERCENTAGE OF
SECURITY                                  SHARES           VALUE        NET ASSETS
-------------------------------------------------------------------------------------
Major Capitalization - Europe  -- 15.18%
-------------------------------------------------------------------------------------
Altana AG                                      11,500      $   726,803         4.57%
Novartis AG                                    17,400          689,848         4.33%
Sanofi-Synthelabo SA                            6,000          352,007         2.21%
Serono SA, Class B                              1,100          647,657         4.07%
-------------------------------------------------------------------------------------
                                                           $ 2,416,315        15.18%
-------------------------------------------------------------------------------------
Major Capitalization - Far East  -- 4.33%
-------------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.              19,000      $   356,666         2.24%
Takeda Chemical Industries, Ltd.                9,000          332,638         2.09%
-------------------------------------------------------------------------------------
                                                           $   689,304         4.33%
-------------------------------------------------------------------------------------
Major Capitalization - North America  -- 48.30%
-------------------------------------------------------------------------------------
Amgen, Inc.(1)                                 14,992      $   996,069         6.26%
Genentech, Inc.(1)                             15,900        1,146,708         7.20%
Genzyme Corp.(1)                               20,000          836,000         5.25%
Gilead Sciences, Inc.(1)                       15,700          872,606         5.48%
IDEC Pharmaceuticals Corp.(1)                  17,600          598,400         3.76%
Lilly (Eli) & Co.                               9,700          669,009         4.20%
MedImmune, Inc.(1)                             11,000          400,070         2.51%
Pfizer, Inc.                                   23,420          799,793         5.03%
Schering-Plough Corp.                          32,000          595,200         3.74%
Wyeth                                          17,000          774,350         4.87%
-------------------------------------------------------------------------------------
                                                           $ 7,688,205        48.30%
-------------------------------------------------------------------------------------
Specialty Capitalization - Europe  -- 4.19%
-------------------------------------------------------------------------------------
Actelion Ltd.(1)                               10,000      $   667,184         4.19%
-------------------------------------------------------------------------------------
                                                           $   667,184         4.19%
-------------------------------------------------------------------------------------
Specialty Capitalization - Far East  -- 5.60%
-------------------------------------------------------------------------------------
Chugai Pharmaceuticals Co., Ltd.               36,000      $   409,678         2.57%
Kyorin Pharmaceutical Co., Ltd.                20,000          273,986         1.72%
Tanabe Seiyaku Co., Ltd.                       31,000          208,460         1.31%
-------------------------------------------------------------------------------------
                                                           $   892,124         5.60%
-------------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 16.00%
-------------------------------------------------------------------------------------
Affymetrix, Inc.(1)                            13,500      $   266,085         1.67%
Atrix Laboratories, Inc.(1)                     6,800          149,532         0.94%
Caliper Technologies Corp.(1)                  40,000          182,000         1.14%
                                                                        PERCENTAGE OF
SECURITY                                  SHARES           VALUE        NET ASSETS
-------------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
-------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc.(1)                 22,000      $   275,440         1.73%
Gen-Probe, Inc.(1)                             10,000          408,700         2.57%
Human Genome Sciences, Inc.(1)                 25,600          325,632         2.05%
ICOS Corp.(1)                                   4,700          172,725         1.09%
Immunomedics, Inc.(1)                          25,000          157,750         0.99%
Ligand Pharmaceuticals, Inc.(1)                18,000          244,620         1.54%
Molecular Devices Corp.(1)                      9,700          154,327         0.97%
Savient Pharmaceuticals, Inc.(1)               45,000          208,800         1.31%
-------------------------------------------------------------------------------------
                                                           $ 2,545,611        16.00%
-------------------------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,520,564)                           $14,898,743
-------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.49%

                                          PRINCIPAL
                                          AMOUNT                        PERCENTAGE OF
SECURITY                                  (000'S OMITTED)  VALUE        NET ASSETS
-------------------------------------------------------------------------------------
Student Loan Marketing Association
Discount Note,
0.95%, 7/1/03                                 $ 1,033      $ 1,033,000         6.49%
-------------------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,033,000)                         $ 1,033,000
-------------------------------------------------------------------------------------
Total Investments
   (identified cost $15,553,564)                           $15,931,743       100.09%
-------------------------------------------------------------------------------------
Other Assets, Less Liabilities                             $   (14,844)       (0.09%)
-------------------------------------------------------------------------------------
Net Assets                                                 $15,916,899       100.00%
-------------------------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $15,553,564)                           $15,931,743
Foreign currency, at value (cost $6,137)        6,135
Receivable for Fund shares sold                28,174
Interest receivable                                84
Tax reclaim receivable                          8,745
-----------------------------------------------------
TOTAL ASSETS                              $15,974,881
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $    12,964
Payable for Fund shares redeemed                1,935
Payable to affiliate for Trustees' fees            31
Due to bank                                    28,408
Accrued expenses                               14,644
-----------------------------------------------------
TOTAL LIABILITIES                         $    57,982
-----------------------------------------------------
NET ASSETS FOR 1,620,561 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $15,916,899
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $17,017,177
Accumulated net realized loss (computed
   on the basis of identified cost)        (1,390,401)
Accumulated net investment loss               (88,720)
Net unrealized appreciation (computed on
   the basis of identified cost)              378,843
-----------------------------------------------------
TOTAL                                     $15,916,899
-----------------------------------------------------
Net Asset Value, Offering Price and
Redemption Price Per Share
-----------------------------------------------------
($15,916,899  DIVIDED BY 1,620,561
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      9.82
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes, $6,309)  $   60,267
Interest                                       1,814
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   62,081
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   78,596
Administration fee                            16,370
Trustees' fees and expenses                      124
Service fees                                  16,370
Legal and accounting services                 16,002
Custodian fee                                 15,426
Transfer and dividend disbursing agent
   fees                                        4,773
Printing and postage                              46
Miscellaneous                                  3,094
----------------------------------------------------
TOTAL EXPENSES                            $  150,801
----------------------------------------------------

NET INVESTMENT LOSS                       $  (88,720)
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (928,400)
   Foreign currency transactions              (6,052)
----------------------------------------------------
NET REALIZED LOSS                         $ (934,452)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $3,546,420
   Foreign currency                               91
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $3,546,511
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,612,059
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,523,339
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (88,720) $        (213,917)
   Net realized loss                              (934,452)          (463,265)
   Net change in unrealized
      appreciation (depreciation)                3,546,511         (3,694,846)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      2,523,339  $      (4,372,028)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $      2,351,170  $      13,087,204
   Cost of shares redeemed                      (2,043,579)        (3,502,950)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                $        307,591  $       9,584,254
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      2,830,930  $       5,212,226
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     13,085,969  $       7,873,743
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     15,916,899  $      13,085,969
-----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        (88,720) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ---------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.140           $11.590           $10.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment loss                   $(0.058)          $(0.150)          $(0.213)
Net realized and unrealized
   gain (loss)                          1.738            (3.300)            1.803
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.680           $(3.450)          $ 1.590
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.820           $ 8.140           $11.590
---------------------------------------------------------------------------------------

TOTAL RETURN(3)                         20.64%           (29.77)%           15.90%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $15,917           $13,086           $ 7,874
Ratios (As a percentage of
   average daily net assets):
   Expenses                              2.30%(4)          2.50%             3.80%(4)
   Net investment loss                  (1.35)%(4)        (1.70)%           (2.90)%(4)
Portfolio Turnover                         19%                0%(5)             0%(5)
---------------------------------------------------------------------------------------

 (1)  Net investment loss was computed using average shares outstanding.
 (2) For the period from the start of business, May 2, 2001, to December 31, 2001.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Annualized.
 (5)  Portfolio turnover is less than 1%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance VT Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Fund is made available only to separate accounts issued by participating insurance companies. The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the mean between the latest bid and asked prices will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Marketable securities listed in the NASDAQ National Market system are valued at the NASDAQ official closing price. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to both variable life insurance products (section 817(h)) and regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes had a capital loss carryover of $236,807 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover expires on December 31, 2010. At December 31, 2002, net capital losses of $175,254 attributed to security transactions incurred after October 31, 2002, are treated as arising on the first day of the Fund's taxable year ending December 31, 2003.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2003, $3 in credit balances were used to reduce the Fund's custodian fee.

 E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). The underwriting agreement presently provides that EVD, through the Fund's transfer agent, accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
                                              (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              253,051             1,359,523
    Redemptions                                       (240,030)             (431,632)
    --------------------------------------------------------------------------------
    NET INCREASE                                        13,021               927,891
    --------------------------------------------------------------------------------

4 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, LLC (formerly OrbiMed Advisors, Inc.) (OrbiMed) serves as the Investment Adviser of the Fund. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Fund's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, and 0.70% of the next $500 million in average net assets. The fee rate declines for net assets of $1 billion and greater. In addition, effective May 1, 2002, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Fund based upon the investment performance of the Fund compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended June 30, 2003, the fee was equivalent to 1.19% (annualized) of the Fund's average daily net assets and amounted to $78,596.

   Under an Administration Agreement between the Fund and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Fund. EVM earns a monthly fee at the annual rate of 0.25% of average daily net assets. For the six months ended June 30, 2003, the administration fee was 0.25% (annualized) of average net assets and amounted to $16,370.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Except for Trustees of the Fund who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administration fees. Certain officers and Trustees of the Fund are officers of the above organizations.

5 Service Fees
-------------------------------------------
   The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which is equal to 0.25% (annualized) of daily average net assets. Service fees for the six months ended June 30, 2003 amounted to $16,370.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $2,468,244 and $2,587,855, respectively.

8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

9 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $15,553,564
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,387,019
    Gross unrealized depreciation              (2,008,840)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   378,179
    -----------------------------------------------------

   The net unrealized appreciation on foreign currency was $664 for the six months ended June 30, 2003.

INVESTMENT MANAGEMENT

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President

Samuel D. Isaly
Vice President

Martha G. Locke
Vice President

Scott H. Page
Vice President

Jacob Rees-Mogg
Vice President

Duncan W. Richardson
Vice President

Payson F. Swaffield
Vice President

Michael W. Weilheimer
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust (On behalf of VT Worldwide Health Sciences Fund)


By:      /S/ James B. Hawkes
         -------------------
         James B. Hawkes
         President

Date:    August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ James L. O'Connor
         ---------------------
         James L. O'Connor
         Treasurer

Date:    August 18, 2003


By:      /S/ James B. Hawkes
         -------------------
         James B. Hawkes
         President

Date:    August 18, 2003